Document and Entity Information	Mar. 10, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 10, 2023
Entity Registrant Name	GALERA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39114
Entity Tax Identification Number	46-1454898
Entity Address, Address Line One	P.O. Box 134
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	610
Local Phone Number	725-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	GRTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001563577
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	2 W Liberty Blvd #100
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355